LONG-TERM DEBT - Scheduled Debt Principal Repayments (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Scheduled Debt Principal Repayments
Total	$ 1,350,000
2023
Scheduled Debt Principal Repayments
Total	100,000
2024
Scheduled Debt Principal Repayments
Total	100,000
2025
Scheduled Debt Principal Repayments
Total	90,000
2026
Scheduled Debt Principal Repayments
Total	200,000
2027
Scheduled Debt Principal Repayments
Total	100,000
Thereafter
Scheduled Debt Principal Repayments
Total	760,000
2020 Notes
Scheduled Debt Principal Repayments
Total	200,000
2020 Notes | Thereafter
Scheduled Debt Principal Repayments
Total	200,000
2018 Notes
Scheduled Debt Principal Repayments
Total	350,000
2018 Notes | Thereafter
Scheduled Debt Principal Repayments
Total	350,000
2017 Notes
Scheduled Debt Principal Repayments
Total	300,000
2017 Notes | 2025
Scheduled Debt Principal Repayments
Total	40,000
2017 Notes | 2027
Scheduled Debt Principal Repayments
Total	100,000
2017 Notes | Thereafter
Scheduled Debt Principal Repayments
Total	160,000
2016 Notes
Scheduled Debt Principal Repayments
Total	350,000
2016 Notes | 2023
Scheduled Debt Principal Repayments
Total	100,000
2016 Notes | 2026
Scheduled Debt Principal Repayments
Total	200,000
2016 Notes | Thereafter
Scheduled Debt Principal Repayments
Total	50,000
2015 Note
Scheduled Debt Principal Repayments
Total	50,000
2015 Note | 2025
Scheduled Debt Principal Repayments
Total	50,000
2012 Notes
Scheduled Debt Principal Repayments
Total	100,000
2012 Notes | 2024
Scheduled Debt Principal Repayments
Total	$ 100,000